Share-based compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2021 shares $ / shares	Oct. 31, 2020 shares $ / shares	Oct. 31, 2019 shares $ / shares
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	7,055	6,973	6,950
Options outstanding, weighted average exercise price | $ / shares	$ 92.27	$ 86.02	$ 79.88
Options outstanding, weighted average remaining contractual life (in years)	6 years
Options exercisable, number | shares	3,273	3,314
Options exercisable, weighted average exercise price | $ / shares	$ 80.38	$ 71.77
$36.68 - $71.11 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	739
Options outstanding, weighted average exercise price | $ / shares	$ 59.67
Options outstanding, weighted average remaining contractual life (in years)	1 year 10 months 28 days
Options exercisable, number | shares	739
Options exercisable, weighted average exercise price | $ / shares	$ 59.67
$73.14 - $78.59 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	968
Options outstanding, weighted average exercise price | $ / shares	$ 75.70
Options outstanding, weighted average remaining contractual life (in years)	3 years 9 months 18 days
Options exercisable, number | shares	968
Options exercisable, weighted average exercise price | $ / shares	$ 75.70
$90.23- $96.55 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	2,285
Options outstanding, weighted average exercise price | $ / shares	$ 93.23
Options outstanding, weighted average remaining contractual life (in years)	5 years 7 months 28 days
Options exercisable, number | shares	1,202
Options exercisable, weighted average exercise price | $ / shares	$ 90.25
$102.33- $104.70 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,818
Options outstanding, weighted average exercise price | $ / shares	$ 103.73
Options outstanding, weighted average remaining contractual life (in years)	7 years 1 month 17 days
Options exercisable, number | shares	364
Options exercisable, weighted average exercise price | $ / shares	$ 102.35
$106.00 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,245
Options outstanding, weighted average exercise price | $ / shares	$ 106.00
Options outstanding, weighted average remaining contractual life (in years)	9 years 1 month 13 days